Finance Receivables - Schedule of largest concentrations of net finance receivables (Details) - OneMain Holdings, Inc. [Member] - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2016
Concentration Risk [Line Items]
Net finance receivables	$ 13,732	$ 15,559		$ 13,732
Loans and Finance Receivables [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Net finance receivables	$ 13,732	$ 15,559	[1]	13,732
Percent	100.00%	100.00%	[1]
Loans and Finance Receivables [Member] | Geographic Concentration Risk [Member] | Texas [Member]
Concentration Risk [Line Items]
Net finance receivables	$ 1,196	$ 1,202	[1]	1,196
Loans and Finance Receivables [Member] | Geographic Concentration Risk [Member] | Texas [Member]
Concentration Risk [Line Items]
Percent	9.00%	8.00%	[1]
Loans and Finance Receivables [Member] | Geographic Concentration Risk [Member] | North Carolina [Member]
Concentration Risk [Line Items]
Net finance receivables	$ 1,112	$ 1,370	[1]	1,112
Percent	8.00%	9.00%	[1]
Loans and Finance Receivables [Member] | Geographic Concentration Risk [Member] | Pennsylvania [Member]
Concentration Risk [Line Items]
Net finance receivables	$ 825	$ 961	[1]	825
Percent	6.00%	6.00%	[1]
Loans and Finance Receivables [Member] | Geographic Concentration Risk [Member] | California [Member]
Concentration Risk [Line Items]
Net finance receivables	$ 813	$ 939	[1]	813
Percent	6.00%	6.00%	[1]
Loans and Finance Receivables [Member] | Geographic Concentration Risk [Member] | Ohio [Member]
Concentration Risk [Line Items]
Net finance receivables	$ 660	$ 780	[1]	660
Percent	5.00%	5.00%	[1]
Loans and Finance Receivables [Member] | Geographic Concentration Risk [Member] | Virginia [Member]
Concentration Risk [Line Items]
Net finance receivables	$ 623	$ 714	[1]	623
Percent	5.00%	5.00%	[1]
Loans and Finance Receivables [Member] | Geographic Concentration Risk [Member] | Illinois [Member]
Concentration Risk [Line Items]
Net finance receivables	$ 599	$ 670	[1]	599
Percent	4.00%	4.00%	[1]
Loans and Finance Receivables [Member] | Geographic Concentration Risk [Member] | Georgia [Member]
Concentration Risk [Line Items]
Net finance receivables	$ 586	$ 660	[1]	586
Percent	4.00%	4.00%	[1]
Loans and Finance Receivables [Member] | Geographic Concentration Risk [Member] | Florida [Member]
Concentration Risk [Line Items]
Net finance receivables	$ 579	$ 657	[1]	579
Percent	4.00%	4.00%	[1]
Loans and Finance Receivables [Member] | Geographic Concentration Risk [Member] | Indiana [Member]
Concentration Risk [Line Items]
Net finance receivables	$ 539	$ 584	[1]	539
Percent	4.00%	4.00%	[1]
Loans and Finance Receivables [Member] | Geographic Concentration Risk [Member] | South Carolina [Member]
Concentration Risk [Line Items]
Net finance receivables	$ 508	$ 571	[1]	508
Percent	4.00%	4.00%	[1]
Loans and Finance Receivables [Member] | Geographic Concentration Risk [Member] | Other [Member]
Concentration Risk [Line Items]
Net finance receivables	$ 5,692	$ 6,451	[1]	$ 5,692
Percent	41.00%			41.00% [1]

[1]	December 31, 2015 concentrations of net finance receivables are presented in the order of December 31, 2016 state concentrations.